Income Tax	6 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
INCOME TAX
15	INCOME TAX

	As of
	June 30, 2025	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	Convenience Translation USD
Tax payable
As at beginning of the year/period	3,918,926	3,918,926	5,143,639	1,259,522
Tax expenses	980,180	2,268,365	1,216,850	297,971
Tax payment	(1,013,294)	(1,043,652)	(1,242,552)	(304,264)
As at end of the year/period	3,885,812	5,143,639	5,117,937	1,253,229

Deferred tax liabilities
Accelerated tax depreciation
As at beginning of the year/period	907,405	907,405	1,005,135	246,127
Tax expenses	1,482	97,730	154,685	37,878
As at end of the year/period	908,887	1,005,135	1,159,820	284,005

Income tax expenses
- Current year/period	980,180	2,268,365	1,216,850	297,971
- Origination of temporary differences	1,482	97,730	154,685	37,878
Total income tax expenses	981,662	2,366,095	1,371,535	335,849

A reconciliation between tax expense and the product of accounting profit multiplied by applicable corporate tax rate for the financial years ended June 30, 2025, December 31, 2025 and June 30, 2026 were as follows:

	As of
	June 30, 2025	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	Convenience Translation USD
Tax reconciliation
Profit before tax	6,463,686	9,660,308	6,309,035	1,544,894
Tax calculated at tax rate of 24%	1,551,284	2,318,473	1,514,169	370,774
Effects of:
- Lower domestic tax rate applicable to respective profits**	(45,000)	(46,260)	(45,000)	(11,019)
- Different tax rates in jurisdiction*	(728,453)	63,713	(422,940)	(103,565)
- Non-allowable expenditure	449,996	625,162	667,397	163,426
- Income not subject to tax	(1,260)	(105,925)	-	-
- Utilization of capital allowance	(244,905)	(489,068)	(342,091)	(83,767)
Tax expenses	981,662	2,366,095	1,371,535	335,849

*	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.

**	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM2.5 million and a gross business income of not more than RM50 million are taxed at different rates based on their taxable profit. The first RM150,000 is taxed at 15%, the next RM450,000 (up to RM600,000) at 17%, and any amount exceeding RM600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.